Description Of Business and Basis of Presentation	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description Of Organization, Business Operations And Going Concern
Note 1:	Description of Business and Basis of Presentation
Description of Business
ProKidney Corp. (the “Company” or “ProKidney”) was originally incorporated as Social Capital Suvretta Holdings Corp. III (“SCS”). SCS was a blank check company incorporated as a Cayman Islands exempted company on February 25, 2021. SCS was incorporated for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses.
On January 18, 2022, SCS executed a definitive business combination agreement (the “Business Combination Agreement”), with ProKidney LP (“PKLP”), a limited partnership under the laws and regulations of Ireland. Pursuant to the terms of the Business Combination Agreement, PKLP became a subsidiary of SCS and was organized in an umbrella partnership corporation
(“Up-C”)
structure, which would provide potential future tax benefits for SCS when the equity holders ultimately exchanged their pass-through interests for Class A ordinary shares. The transaction closed (the “Closing”) on July 11, 2022 (the “Closing Date”). Upon consummation of the transaction, SCS changed its name to ProKidney Corp.
The business combination between SCS and PKLP (the “Business Combination”) resulted in gross proceeds of approximately $596,537,000. This amount reflected a contribution of $21,737,000 of cash held in SCS’ trust account, net of redemptions, and a $574,800,000 concurrent private placement of Class A ordinary shares of the combined company, priced at $10.00 per share (the “PIPE Placement”). Upon close, these proceeds were used to repay the outstanding balance of $35,000,000 under PKLP’s two promissory note agreements with certain holders of its Class A Units (the “Promissory Notes”) and related accrued interest. Additionally, the proceeds were used to pay those expenses previously incurred by SCS related to the Business Combination of approximately $21,029,000 as well as advisory and placement fees of approximately $29,389,000 incurred in connection with the PIPE Placement.
The Business Combination was accounted for as a reverse recapitalization transaction between entities under common control, through which PKLP was considered the accounting acquiror and predecessor entity. The Business Combination was reflected as the equivalent of PKLP issuing stock for the net assets of SCS accompanied by a recapitalization with no goodwill or intangible assets recognized.
ProKidney Corp., through its operating subsidiaries, ProKidney, which is incorporated under the Cayman Islands Companies Act (as amended) as an exempted company
(“ProKidney-KY”)
and ProKidney LLC, a limited liability company under the laws of Delaware
(“ProKidney-US”)
is focused on the development of its Renal Autologous Cell Therapy, which has the potential to preserve kidney function in patients with chronic kidney disease or delay or eliminate the need for dialysis and organ transplantation.
Principles of Consolidation
ProKidney is a holding company, and its principal asset is a controlling equity interest in PKLP and its wholly-owned operating subsidiaries
ProKidney-KY
and
ProKidney-US.
The Company has determined that PKLP is a variable-interest entity for accounting purposes and that ProKidney is the primary beneficiary of PKLP because (through its managing member interest in PKLP and the fact that the senior management of ProKidney is also the senior management of PKLP) it has the power and benefits to direct all of the activities of PKLP, which include those that most significantly impact PKLP’s economic performance. The Company has therefore consolidated PKLP’s results pursuant to Accounting Standards Codification Topic 810, “Consolidation” in its Consolidated Financial Statements. As of December 31, 2022, various holders own non-voting
interests in PKLP, representing a 73.6% economic interest in PKLP, effectively restricting ProKidney’s interest to 26.4% of PKLP’s economic results, subject to increase in the future, should ProKidney purchase additional
non-voting
common units (“PKLP Units”) of PKLP, or should the holders of PKLP Units decide to exchange such units (together with shares of Class B ordinary shares) for Class A ordinary shares (or cash) pursuant to the Exchange Agreement (as defined in Note 5). The Company will not be required to provide financial or other support for PKLP. However, ProKidney will control its business and other activities through its ownership of 100% of the shares in ProKidney Corp. GP Limited (“New GP”), which is the managing member of PKLP. Nevertheless, because ProKidney will have no material assets other than its interests in PKLP and its subsidiaries, any financial difficulties at PKLP could result in ProKidney recognizing a loss.
All intercompany transactions and balances have been eliminated.
Reclassifications
To facilitate comparison of information across periods, certain reclassifications have been made to prior period amounts to conform to the current period’s presentation.
Going Concern
The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The Company performed an analysis of its ability to continue as a going concern. As of December 31, 2022, the Company had an accumulated deficit of $1,104,116,000. The Company has generated losses from operations for each year since its inception. The Company intends to continue to conduct significant additional research, development, and clinical study activities which, together with expenses incurred for general and administrative purposes, are expected to result in continuing operating losses for the foreseeable future. The amount of future losses and when, if ever, the Company will achieve profitability are uncertain. The Company’s ability to achieve profitability will depend, among other things, on successfully completing clinical studies, obtaining requisite regulatory approvals, establishing appropriate pricing for its product with payers, and raising sufficient funds to finance the Company’s activities. No assurance can be given that the Company’s clinical development efforts will be successful, that regulatory approvals will be obtained, or that the Company will be able to achieve appropriate pricing and market access or that profitability, if achieved, can be sustained.
The Closing provided additional liquidity to the Company totaling approximately $511,912,000. The Company’s primary source of liquidity is its cash and cash equivalents, which as of December 31, 2022, was $490,252,000. This liquidity is considered sufficient to satisfy the Company’s operating liabilities for a period greater than 12 months following the issuance date of these financial statements. As such, management considers that there is not substantial doubt about the Company’s ability to continue as a going concern.